Expenses by Nature - Summary of Depreciation and Amortization (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Depreciation And Amortization [line items]
Depreciation	€ 10,154	€ 10,861
Amortisation	910	1,569
Government grants	(1,061)	(1,068)
Total depreciation and amortization	10,003	11,362
Total depreciation and amortization	10,003	11,361
Cost of sales [member]
Disclosure Of Depreciation And Amortization [line items]
Depreciation	7,455	8,564
Amortisation	34	74
Government grants	(1,061)	(1,068)
Total depreciation and amortization	6,428	7,570
Selling expenses [member]
Disclosure Of Depreciation And Amortization [line items]
Depreciation	2,274	1,818
Amortisation		306
Total depreciation and amortization	2,274	2,124
Administrative expenses [member]
Disclosure Of Depreciation And Amortization [line items]
Depreciation	425	478
Amortisation	876	1,190
Total depreciation and amortization	€ 1,301	€ 1,668